Financial risk and capital management - Undiscounted contractual cash flows (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	$ 55,150	$ 52,421
Lease liabilities	3,901	4,504
Derivative financial liabilities	1,479	2,294
Year 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	18,841	13,388
Lease liabilities	1,183	1,220
Derivative financial liabilities	175	1,262
Year 2 and 3 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	6,684	5,528
Lease liabilities	1,262	1,598
Derivative financial liabilities	211	75
Year 4 and 5 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	6,140	6,489
Lease liabilities	656	772
Derivative financial liabilities	318	264
Year 6 to 10 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	10,636	12,401
Lease liabilities	642	752
Derivative financial liabilities	588	269
After 10 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	12,849	14,614
Lease liabilities	158	162
Derivative financial liabilities	$ 187	$ 425